SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Future commitments 2022		$ 9,525,045
Future commitments 2023		18,832,629
Future commitments 2024 and beyond		76,497,865
Citarum Block PSC [Member]
Future commitments 2022
Future commitments 2023		3,534,727
Future commitments 2024 and beyond		35,800,000
Citarum Block PSC [Member] | G and G studies [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]	150,000
Future commitments 2024 and beyond	[1]	950,000
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]	3,384,727
Future commitments 2024 and beyond	[1]	2,750,000
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]
Future commitments 2024 and beyond	[1]	2,100,000
Citarum Block PSC [Member] | Exploratory Well [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]
Future commitments 2024 and beyond	[1]	30,000,000
Kruh Block KSO [Member]
Future commitments 2022		9,525,045
Future commitments 2023		15,297,903
Future commitments 2024 and beyond		40,697,866
Kruh Block KSO [Member] | G and G studies [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]	200,000
Future commitments 2024 and beyond	[1]	1,100,000
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments 2022	[1]	613,817
Future commitments 2023	[1]	613,817
Future commitments 2024 and beyond	[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments 2022	[1]	613,817
Future commitments 2023	[1]	613,817
Future commitments 2024 and beyond	[1]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Future commitments 2022	[2]	2,297,411
Future commitments 2023	[2]	3,640,269
Future commitments 2024 and beyond	[2]	28,976,613
Kruh Block KSO [Member] | Prouduction Facility [Member]
Future commitments 2022	[1]
Future commitments 2023	[1]	980,000
Future commitments 2024 and beyond	[1]	1,300,000
Kruh Block KSO [Member] | Drilling and Sand Fracturing [Member]
Future commitments 2022	[1],[3]	6,000,000
Future commitments 2023	[1],[3]	9,000,000
Future commitments 2024 and beyond	[1],[3]	9,000,000
Kruh Block KSO [Member] | Certification [Member]
Future commitments 2022	[1],[3]
Future commitments 2023	[1],[3]	250,000
Future commitments 2024 and beyond	[1],[3]
Kruh Block KSO [Member] | Abandonment And Site Restoration [Member]
Future commitments 2022	[1],[3]
Future commitments 2023	[1],[3]
Future commitments 2024 and beyond	[1],[3]	$ 321,253

[1]	Both firm and planned work program are included in the estimate.
[2]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2021, 2020 and 2019 were $
[3]	Included in the well cost is the abandonment and site restoration (ASR) cost which covers primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules. ASR cost for covering all wells within the Kruh Block is $